SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation and estimated useful lives of property, plant and equipment

Estimated Useful
Life (in years)
Real Estate	50
Fixed Network and Transportation	5 – 10
Mobile Network Access	3 – 7
Tower and Pole	10 – 20
Switching Equipment	5 – 7
Computer Equipment	3 – 5
Vehicles	5
Goods lent to customers at no cost	2 – 4
Power Equipment and Installations	2 – 12
Machinery, diverse equipment and tools	5 – 10

Schedule of assumptions used in determining expense and benefit obligations

	2019	2018	2017
Discount Rate (1)	6.4% - 15.0%	6.4%-15.2%	4.6% - 9.2%
Projected increase rate in compensation	10.0% - 48.3%	10.0%-31.2%	8.0% - 16.3%

1)Represents estimates of real interest rate rather than nominal rate.

Schedule of composition of Rights of use assets net carrying value, valued at amortized cost

	January 1, 2019	December 31, 2019

Poles	466	216
Real estate and other	1,147	1,471
Sites and other	4,880	6,613
Occupation fee	397	350
Asset Retirement Obligation	247	253
Indefeasible rights of use	626	541
At the end of the period (1)	7,763	9,444

(1) Includes $1,160 and $1,013 corresponding to Núcleo as of January 1, 2019 and December 31, 2019, respectively.